Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
3.
Fair Value of Financial Assets and Liabilities

Fair Value Hierarchy

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2021 and December 31, 2020 (in thousands):

	Fair Value Measurements as of December 31, 2021 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term money market funds	$47,036	$—	$—	$47,036
Total financial assets	$47,036	$—	$—	$47,036
Liabilities:
Derivative liability- related party	$—	$—	$71,037	$71,037
Total financial liabilities	$—	$—	$71,037	$71,037

	Fair Value Measurements as of December 31, 2020 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term money market funds	$32,643	$—	$—	$32,643
Total financial assets	$32,643	$—	$—	$32,643
Liabilities:
Derivative liability- related party	$—	$—	$25,155	$25,155
Total financial liabilities	$—	$—	$25,155	$25,155

As of December 31, 2021, and 2020, the carrying amounts of cash, accounts payable, and accrued expenses approximated their estimated fair values because of the short-term nature of these financial instruments. The Company’s cash equivalents, which are in money market funds, are classified within Level 1 of the fair value hierarchy because they are valued using quoted prices as of December 31, 2021 and 2020.

As of December 31, 2021 and 2020, the outstanding debt from the Venture Loan and the Term Loan (Note 7), respectively, bears interest at rates which approximate prevailing market rates for instruments with similar characteristics and, accordingly, the carrying values for these instruments approximate fair value.

There have been no transfers between fair value measure levels during the years ended December 31, 2021 and 2020.

Development Derivative Liability

On October 30, 2020, the Company entered into a development funding agreement (“Development Agreement”) with MVIL under which MVIL agreed to provide funding to us to support our efforts to secure regulatory approval for elamipretide and to develop elamipretide for the treatment of Barth syndrome (“BTHS”), geographic atrophy, an advanced form of dry-age related macular degeneration (“dry AMD”), Friedreich’s ataxia (“FRDA”), Duchenne cardiomyopathy (“DMDC”), Leber hereditary optic neuropathy (“LHON”) and mitochondrial replisome-related disorders, which we collectively refer to as the Designated Indications.

Under the Development Agreement, MVIL paid $20.0 million to the Company upon execution of the Agreement, $10.0 million upon completing enrollment of its ReCLAIM 2 Phase 2 clinical trial of elamipretide for the treatment of dry AMD (the “Tranche 2 Milestone Event’) and $5.0 million upon the submission by the Company of a new drug application to the U.S. Food and Drug Administration (the “FDA”) for elamipretide for the treatment of BTHS (the “Tranche 3 Milestone Event”) for a total of $35.0 million.

Under the Development Agreement, upon receipt of each funding tranche, the Company is required to issue a warrant exercisable for ordinary shares at an exercise price that is 115% of the implied price of the Company’s ordinary shares on the date of issuance, with such number of ordinary shares being equal to the quotient of 30% of the amount of each funding received divided by the exercise price (“Future Warrants”).

On May 17, 2021, the Company and MVIL amended the Development Agreement, under which MVIL agreed to provide an additional funding of $30.0 million ( the "Additional Funding"). Pursuant to the amended Development Agreement the Company received $8.0 million in May 2021 and an additional $6.0 million in September 2021, $5.0 million in October 2021 and $11.0 million in December 2021. The Company was required to issue a warrant to MVIL, in connection with each such additional funding, under the same terms and conditions of the Development Agreement.

Under the Development Agreement, the Company is required to make success payments to MVIL (“Success Payments”) upon receipt of an approval of elamipretide (a “Regulatory Approval”) of a new drug application by the FDA or a marketing authorization application by the European Medicines Agency (the “EMA”) for the treatment of (i) dry AMD (a “Common Approval”) and (ii) BTHS, FRDA, DMDC, replisome-related disorders or LHON (each, an “Orphan Approval”), subject to certain adjustments with most payments due in the 5th through 7th year following regulatory approval. No payments are owed should regulatory approval not be achieved for elamipretide in the designated indications.

If the first Regulatory Approval is an Orphan Approval, the Company will pay Success Payments of $2 million upon approval and then an additional $158 million in the aggregate in seven additional annual payments. All Success Payments will be proportionately adjusted in the event that the actual funding received by the Company from Investors is lower or greater than $70.0 million including as a result of the payment of the Additional Funding. If the first Regulatory Approval is a Common Approval, or upon a second regulatory approval (whether a Common Approval or an Orphan Approval), the Company will make total Success Payments reflecting a 27% internal rate of return over a seven-year term following such approval.

If the Company’s board of directors determines to seek a Regulatory Approval from both the FDA and EMA, then 66% of each applicable Success Payment will be due upon Regulatory Approval by the FDA and each applicable anniversary thereof and 34% of each applicable Success Payment will be due upon Regulatory Approval by the EMA and each applicable anniversary thereof.

In addition, the Company has agreed that its obligations to MVIL under the Development Agreement will be subordinated to its existing indebtedness owed to Lenders under the Company’s Venture Loan and Security Agreement (Note 7). The Company, the Lenders and MVIL have entered in a customary subordination agreement.

Upon execution of the Development Agreement, the Company issued a warrant to MVIL exercisable for 46,153,846 ordinary shares (“Initial Warrant”) at an exercise price of $0.13 with such number of ordinary shares being equal to the quotient of 30% of the amount of MVIL’s commitment divided by the exercise price. The warrant was immediately exercisable and has a term of three years.

The Development Agreement is presented as a derivative liability on the consolidated balance sheet as of December 31, 2021 and 2020. The Success Payments feature in the Development Agreement meets the criteria for derivative accounting as it the has multiple underlying, payment provisions, nominal initial net investment and a net settlement provision. The Development Agreement also includes provisions that allow for the issuance of Future Warrants upon receipt of additional funding. At inception, the Future Warrants were not considered “fixed-for-fixed” as the exercise price and number of ordinary shares are dependent on the date and share price at the date of the issuance. As such the Future Warrants were deemed to be liability classified. The Development Agreement and the Future Warrants are considered to be a hybrid instrument recorded as the development derivative liability on our consolidated balance sheets.

At the inception of the arrangement, the Company identified two units of account (i) the Initial Warrant and (ii) derivative liability, which included the Success Payments feature and the Future Warrants. The development derivative liability was initially recorded at the value of the $18.1 million, the estimated fair value at inception of the arrangement, and is remeasured at fair value at each reporting date. The remaining amount of $1.9 million of the initial cash received of $20.0 million, was attributed to the Initial Warrant, which met the criteria for equity classification and was recognized as a component of additional paid in capital and was not remeasured. The fair value of the Future Warrants was estimated as of the inception of the agreement and as of December 31, 2020, using the Black Scholes Merton valuation model, with the following ranges of assumptions: volatility of 80.36% - 80.76%, simulated share price of $0.11 based on a Monte Carlo model, risk-free rate of 0.17% - 0.19%, a term of 3 years and 9.6%- 10.5% discount for lack of marketability.

Upon the receipt of each respective milestone payment, each respective Future Warrant was deemed to meet the criteria for equity classification (the "Warrants"). The Warrants meets the “fixed-for-fixed” criteria and were recognized as a component of additional paid in capital and were not remeasured. As of December 31, 2021, there were no Future Warrants within the development derivative liability.

Upon receipt of the milestone payments in 2021, the Company, in accordance with the Development Agreement issued the following warrants:

▪
In February 2021, the Company received a milestone payment of $10.0 million from MVIL and issued a warrant to MVIL exercisable for 18,750,000 ordinary shares at an exercise price of $0.16.
▪
In May 2021, the Company received $8.0 million, and issued a warrant to MVIL exercisable for 18,461,538 ordinary shares at an exercise price of $0.13.
▪
In September 2021, the Company received a payment of $11.0 million, which represent $5.0 million for the Tranche 3 Milestone Event and a $6.0 million partial payment for the October 1 payment. The Company issued warrants to MVIL exercisable for 10,714,286 and 12,857,143 ordinary shares, respectively, at an exercise price of $0.14.
▪
In October 2021, the Company received a payment of $5.0 million, which represent the remaining portion for the October 1 milestone payment. In connection with this funding the Company issued a warrant exercisable for 13,636,364 to MVIL, at an exercise price of $0.11.
▪
In December 2021, the Company received a payment of $11.0 million, which represent the December 1 milestone payment. In connection with this funding the Company issued warrants exercisable for 41,250,000 to MVIL, at an exercise price of $0.08.

The warrants issued were immediately exercisable and have a term of three years.

The fair value of the Warrants and Initial Warrant were estimated during the years ended December 31, 2021 and 2020, respectively, using the Black Scholes Merton valuation model, with the following ranges of assumptions:

	Year Ended December 31,
	2021	2020
Risk free interest rate	0.3% - 0.97%	0.19%
Share price	$0.08 - $0.16	$0.11
Discount for lack of marketability	9.6% - 15.5%	10.5%
Expected term (in years)	3.0	3.0
Expected volatility	67.61% - 78.25%	80.76%

The development derivative liability is considered a level 3 fair value measurement, as it is dependent upon significant unobservable inputs. The derivative is valued using a scenario-based discounted cash flow method, whereby each scenario makes assumptions regarding the probability and timing of cash flows, and the present value of cash flows is determined using a risk-adjusted discount rate.

Key inputs to the level 3 fair value model at inception and as of the reporting date include (i) the probability (100%) and timing of achieving stated development milestones to receive the next tranches of funding and the related issuance of Future Warrants upon receipt of the respective tranches of funding (ii) the probability and timing of achieving FDA and EMA approval of the designated indications, and (iii) the Company’s implied cost of borrowing (18.7% at inception, 18.28% and 16.6% as of December 2021 and 2020, respectively).

The development derivative liability was remeasured at fair value on December 31, 2021 as a level 3 financial instrument, with the total change in valuation of the development derivative liability of $4.9 million recorded as a loss for the year ended December 31, 2021 on the consolidated statement of operations. The development derivative liability has a remeasured fair value on December 31, 2021, of $71.0 million.

The following table presents the development derivative liability measured at fair value using unobservable inputs (Level 3) as of year ended December 31, 2021 (in thousands):

Fair value at January 1, 2021	$25,155
Amounts received under the Development Agreement	15,000
Amounts received under the Development Agreement as amended	30,000
Loss recorded in loss from remeasurement of development derivative liability	4,899
Reclassification of equity classified warrants	(4,017)
Fair value at December 31, 2021	$71,037